Loans And Allowance For Credit Losses (Nonaccrual Status Of Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	¥ 911,146	[1]	¥ 1,076,795	[1]
Loans held for sale placed on nonaccrual status	3,222
Loans acquired with deteriorated credit quality placed on nonaccrual status	30,257		38,651
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	592,192		737,896
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	147,643		167,859
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	24,005		30,093
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	100,955		141,974
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	59,101		72,059
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	169,873		211,770
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	5,824		7,234
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	24,411		24,956
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	20,494		35,959
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	39,886		45,992
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	55,446		82,617
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	98,272		111,252
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	68,778		72,483
MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	52,023		46,574
Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	¥ 44,435		¥ 25,973

[1]	The above table does not include loans held for sale of nil and ¥3,222 million at March 31, 2014 and September 30, 2014, respectively, and loans acquired with deteriorated credit quality of ¥38,651 million and ¥30,257 million, at March 31, 2014 and September 30, 2014, respectively.